Accrued and other current liabilities - Revised 2015 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Accrued payroll	$ 3,821	$ 2,992
Accrued interest	1,683	2,919
Accrued tax	7,872	5,982
Customer prepayments	146	1,303
Derivative liability	0	9,981
Accrued and other liabilities of vessels	9,914	8,604
Accrued storage cost	5,158	3,502
Deferred revenue	1,651	1,045
Other	7,190	6,932
Total	$ 37,435	$ 43,260